INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details)	12 Months Ended		48 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥) employee	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 USD ($)
Income Tax And Deferred Tax Assets [Line Items]
Rate of corporation tax				19.00%	19.00%
Taxable income			¥ 3,000,000
Number of employees | employee			300
Assets		$ 8,368,970		$ 5,635,075	¥ 50,000,000	$ 10,752,765
Period for statute of limitations due to computation errors	3 years
Period for statute of limitations under special circumstances	5 years
Maximum amount of underpayment of tax liability				15,000	¥ 100,000
Period for statute of limitations if tax liability exceeds RMB100,000	10 years
Minimum
Income Tax And Deferred Tax Assets [Line Items]
Taxable income	¥ 1,000,000
Maximum
Income Tax And Deferred Tax Assets [Line Items]
Taxable income	¥ 3,000,000
PRC tax Jurisdiction
Income Tax And Deferred Tax Assets [Line Items]
Examination Period	5 years
PRC
Income Tax And Deferred Tax Assets [Line Items]
Net operating loss | $				3,811,000
United Kingdom
Income Tax And Deferred Tax Assets [Line Items]
Net operating loss | $				$ 221,000
Income tax less than RMB 1 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	2.50%
Taxable income	¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	5.00%
Income tax less than RMB 1 million to RMB 3 million | Minimum
Income Tax And Deferred Tax Assets [Line Items]
Taxable income	¥ 1,000,000
Income tax less than RMB 1 million to RMB 3 million | Maximum
Income Tax And Deferred Tax Assets [Line Items]
Taxable income	¥ 3,000,000
Hong Kong
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	16.50%	16.50%
China
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	25.00%
China | Income tax less than RMB 1 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	5.00%
Taxable income	¥ 1,000,000
China | Income tax less than RMB 1 million to RMB 3 million
Income Tax And Deferred Tax Assets [Line Items]
Uniform tax rate	10.00%